Property, Plant and Equipment, net, Computation of Capitalized Borrowing Costs (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Computation of capitalized borrowing costs [Abstract]
Amount invested in the acquisition of qualifying assets	$ 26,552,290	$ 25,489,098	$ 30,161,647
Capitalized interest	$ 1,622,958	$ 1,442,077	1,514,654
Capitalization rate	6.14%	5.94%
Non-cash transactions related to acquisitions of property, plant and equipment in accounts payable	$ 11,701,417	$ 6,928,514	1,476,834
Non-cash transaction related to revaluation surplus		1,157,941
Property, Plant and Equipment [Member]
Computation of capitalized borrowing costs [Abstract]
Capitalized interest	$ 1,622,958	$ 1,442,077	$ 1,514,654
Capitalization rate	610.00%	570.00%	500.00%